Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
QUARTERLY FINANCIAL DATA (UNAUDITED)
The following presents a summary of the unaudited quarterly data for 2011 and 2010 (amounts in millions, except per share data):

	2011
Quarter	4th	3rd	2nd	1st
Sales	$1,265.4	$1,121.8	$1,125.8	$997.2
Gross profit	420.0	376.6	369.3	347.7
Earnings before income taxes	180.2	140.0	137.0	130.6
Net earnings attributable to Flowserve Corporation	125.1	107.8	98.7	97.0
Earnings per share:
Basic	$2.27	$1.94	$1.77	$1.74
Diluted	2.25	1.92	1.76	1.72

	2010
Quarter	4th	3rd	2nd	1st
Sales	$1,140.3	$971.7	$961.1	$958.9
Gross profit	384.5	333.5	343.4	348.3
Earnings before income taxes	153.0	139.9	125.4	112.0
Net earnings attributable to Flowserve Corporation	112.6	103.9	91.6	80.2
Earnings per share:
Basic	$2.02	$1.86	$1.64	$1.44
Diluted	2.00	1.84	1.62	1.42

We had no significant fourth quarter adjustments in 2011. The significant fourth quarter adjustment for 2010 pre-tax was to record $8.1 million in charges related to our Realignment Programs. See Note 7 for additional information on our Realignment Programs.